VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—95.6%
Communication Services—4.0%
Alphabet, Inc. Class A	16,855	$4,847
Meta Platforms, Inc. Class A	1,429	818
Walt Disney Co. (The)	9,114	878
		6,543

Consumer Discretionary—6.9%
Airbnb, Inc. Class A(1)	15,094	1,906
Home Depot, Inc. (The)	3,863	1,271
JD.com, Inc. ADR	222,235	6,571
Magna International, Inc.	27,559	1,538
		11,286

Consumer Staples—1.9%
Estee Lauder Cos., Inc. (The) Class A	17,734	1,273
Hershey Co. (The)	8,555	1,778
		3,051

Energy—14.5%
Cheniere Energy, Inc.	6,572	1,865
Chevron Corp.	10,736	2,221
ConocoPhillips	8,548	1,128
EOG Resources, Inc.	12,204	1,764
Exxon Mobil Corp.	9,824	1,667
HF Sinclair Corp.	106,363	6,636
Marathon Petroleum Corp.	15,279	3,731
Phillips 66	20,238	3,687
SLB Ltd.	17,373	893
		23,592

Financials—27.7%
Bank of America Corp.	32,370	1,578
Bank of Hawaii Corp.	44,644	3,315
Cathay General Bancorp	36,481	1,819
Charles Schwab Corp. (The)	71,082	6,680
Citigroup, Inc.	14,904	1,690
Citizens Financial Group, Inc.	24,738	1,483
Glacier Bancorp, Inc.	70,886	3,166
Goldman Sachs Group, Inc. (The)	955	808
Independent Bank Corp.	36,458	2,742
JPMorgan Chase & Co.	13,832	4,069
Morgan Stanley	9,702	1,597
Old National Bancorp	84,100	1,859
	Shares	Value

Financials—continued
Pinnacle Financial Partners, Inc.	36,494	$3,143
PNC Financial Services Group, Inc. (The)	8,164	1,699
Rocket Cos., Inc. Class A(1)	101,036	1,440
Southstate Bank Corp.	17,620	1,630
Towne Bank	51,915	1,748
UMB Financial Corp.	28,415	3,205
Wells Fargo & Co.	18,976	1,511
		45,182

Health Care—5.9%
AbbVie, Inc.	7,200	1,566
Eli Lilly & Co.	3,589	3,301
HCA Healthcare, Inc.	3,155	1,493
Pfizer, Inc.	61,377	1,724
Universal Health Services, Inc. Class B	8,711	1,559
		9,643

Industrials—9.4%
Boeing Co. (The)(1)	7,675	1,528
GE Vernova, Inc.	4,863	4,245
General Electric Co.	5,548	1,574
Kennametal, Inc.	42,220	1,525
Southwest Airlines Co.	38,847	1,459
Uber Technologies, Inc.(1)	59,913	4,310
United Parcel Service, Inc. Class B	7,527	741
		15,382

Information Technology—9.8%
Adobe, Inc.(1)	5,042	1,226
Advanced Micro Devices, Inc.(1)	10,702	2,177
Amphenol Corp. Class A	11,975	1,513
Intuit, Inc.	2,539	1,098
Marvell Technology, Inc.	74,235	7,353
Micron Technology, Inc.	2,659	898
Microsoft Corp.	4,549	1,684
		15,949

Materials—9.6%
Albemarle Corp.	10,157	1,824
CF Industries Holdings, Inc.	19,447	2,525
	Shares	Value

Materials—continued
Commercial Metals Co.	53,033	$3,258
Freeport-McMoRan, Inc.	13,362	785
Nucor Corp.	19,770	3,343
Pan American Silver Corp.	13,823	755
Royal Gold, Inc.	12,131	3,087
		15,577

Real Estate—4.7%
Equinix, Inc.	4,369	4,282
Prologis, Inc.	24,941	3,297
		7,579

Utilities—1.2%
NextEra Energy, Inc.	20,978	1,949
Total Common Stocks (Identified Cost $130,712)		155,733

Total Long-Term Investments—95.6% (Identified Cost $130,712)		155,733

TOTAL INVESTMENTS—95.6% (Identified Cost $130,712)		$155,733
Other assets and liabilities, net—4.4%		7,235
NET ASSETS—100.0%		$162,968

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	94%
China	4
Canada	1
Curaçao	1
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$155,733	$155,733
Total Investments	$155,733	$155,733
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.